UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    del Rey Global Investors LLC
Address: 6701 Center Drive West
         Suite 655
         Los Angeles, CA  90045

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald W. Wheeler
Title:     Chief Compliance Officer
Phone:     310-649-1233

Signature, Place, and Date of Signing:

   /s/ Gerald W. Wheeler  Los Angeles, CA  May 10, 2011


Report Type (Check only one.):

[ X ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     7

Form13F Information Table Value Total:     $ 33,966.55 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


1.  028-01190 Frank Russell Company


						FORM 13F INFORMATION TABLE
					       del Rey Global Investors, LLC
						 AS OF March 31, 2011


	COLUMN 1	        COLUMN 2     COLUMN 3  COLUMN 4	  COLUMN 5	   COLUMN 6   COLUMN 7        COLUMN 8

						        VALUE     SHRS OR   SH/ PUT/ INVETMNT OTHER	  VOTING AUTHORITY
  NAME OF ISSUER	   TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRTN  MGRS   SOLE    SHARED     NONE

BARRICK GOLD CORP         COM        067901108   9,887.71  190,478SH               SOLE         1     190,478       0       0
MAGNA INTERNATIONAL INC   COM        559222401     131.27    2,740SH               SOLE         1       2,740       0       0
NEWMONT MINING CORP       COM        651639106   9,837.12  180,233SH               SOLE         1     180,233       0       0
NEXEN INC                 COM        65334H102   4,640.90  186,232SH               SOLE         1     186,232       0       0
ROYAL DUTCH SHELL PLC     ADR        780259107   2,865.59   39,126SH               SOLE         1      39,126       0       0
SK TELECOM LTD            ADR        78440P108   1,623.85   86,329SH               SOLE         1      86,329       0       0
SUNCOR ENERGY INC NEW     COM        867224107   4,980.11  111,064SH               SOLE         1     111,064       0       0

